UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SAFECO Asset Management Company
Address: SAFECO Plaza
         Seattle, WA 98185

13F File Number:  28-168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald Spaulding
Title:   Chairman
Phone:   206-545-5734
Signature, Place, and Date of Signing:

    Ronald Spaulding    Seattle, Washington    May 12, 1999

Report Type (Check only one):

[ ]    13F HOLDINGS REPORT
[X]    13F NOTICE
[ ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

     Form 13F File Number    Name

     28-167                  SAFECO Corporation


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.